Trade receivables	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables	Trade receivables
The tables below details the trade receivables balances as of March 31, 2022 and the previous two financial years:

As of March 31, 2022
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	73,969	24,815	3,813	102,597
Less: Loss allowance	(1,864)	—	(264)	(2,128)
Total	72,105	24,815	3,549	100,469

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	61,878	24,532	1,966	88,376
Trade receivables overdue:
Up to 3 months	8,889	274	1,503	10,666
3 months - 6 months	744	—	39	783
More than 6 months	594	9	41	644
Total	72,105	24,815	3,549	100,469

March 31, 2021
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	26,938	3,115	5,388	35,441
Less: Loss allowance	(3,454)	(258)	(405)	(4,117)
Total	23,484	2,857	4,983	31,324

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	20,329	898	3,550	24,777
Trade receivables overdue:
Up to 3 months	2,264	1,184	996	4,444
3 months - 6 months	451	775	16	1,242
More than 6 months	440	—	421	861
Total	23,484	2,857	4,983	31,324

March 31, 2020
(EUR thousand)
Trade receivables	Retailers	Authorities	Other	Total
Nominal value of outstanding trade receivables	103,930	22,864	19,213	146,007
Less: Loss allowance	(3,013)	(141)	(1,547)	(4,701)
Total	100,917	22,723	17,666	141,306

(EUR thousand)
Age analysis of net trade receivables per class	Retailers	Authorities	Other	Total
Trade receivables not yet due	67,275	14,644	7,300	89,219
Trade receivables overdue:
Up to 3 months	28,947	7,662	6,800	43,409
3 months - 6 months	3,335	269	944	4,548
More than 6 months	1,360	148	2,622	4,130
Total	100,917	22,723	17,666	141,306
Trade receivables overdue relate to a number of independent customers for whom there is no recent history of defaults.
The fair value of trade receivables approximates the carrying amount.
The table below details the movements of the expected credit losses of trade receivables:

(EUR thousand)
Movements of the expected credit losses of trade receivables	2022	2021	2020
Opening balance as of April 1	(4,117)	(4,701)	(3,575)
Income statement charge for the year	(515)	(1,447)	(2,306)
Write-offs	860	1,040	184
Reversal of unused amounts	1,563	869	913
Exchange differences	81	122	83
Closing balance as of March 31	(2,128)	(4,117)	(4,701)
The recognition and release of expected credit losses for impaired trade receivables have been included in operating expenses in the income statement. Amounts charged to the allowance account are generally written off when there is no expectation of recovering additional cash. The maximum exposure to credit risk at the reporting date is the carrying value of trade receivables and it is managed by each business unit based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment.
Other current receivables

(EUR thousand)	As of March 31
Other current receivables	2022	2021	2020
Input VAT	9,541	16,375	23,395
DCC receivables	7,763	3,873	4,340
Advances and deposits	3,482	2,286	2,591
Withholding taxes	2,247	2,818	2,265
Others	1,075	2,507	1,911
Government grants	1,726	3,609	—
Total	25,834	31,468	34,502
During the financial year ended March 31, 2022, the Group has received payments in respect of claimed VAT refunds in Spain and Italy related to previous financial years.
DCC receivables as of March 31, 2022 include acquirer settlements (financial institutions that process credit or debit card payments on behalf of a merchant) for which cash was not yet received at year end.
Government grants both as of March 31, 2022, and March 2021 mostly comprise of COVID-19 relief measures. For further details please refer to Note 43.